                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment No.: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  David L. Warnock
Title: Managing Member
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ David L. Warnock,                  Baltimore, Maryland,   August 13, 2008
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              43
Form 13F Information Table Value Total:        $201,347
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                         Column 5                                 Column 8
                                                          Column 4 -------------------  Column 6  Column 7    Voting Authority
           Column 1                Column 2      Column 3   Value    Shrs or  Sh/ Put/ Investment   Other  ---------------------
        Name of Issuer          Title of Class    CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
------------------------------ ---------------- --------- -------- ---------- -------- ---------- -------- ---- ---------- -----
PHC INC MASS                   CL A             693315103  $ 6,881  2,656,788    SH    DEFINED       N/A         2,656,788
TIER TECHNOLOGIES INC          CL B             88650Q100  $ 6,506    812,181    SH    DEFINED       N/A           812,181
RAMTRON INTL CORP              COM NEW          751907304  $ 4,792  1,138,134    SH    DEFINED       N/A         1,138,134
EXPONENT INC                   COM              30214U102  $ 2,179     69,359    SH    DEFINED       N/A            69,359
AMERICAN PHYSICIANS SVC GROU   COM              028882108  $ 4,291    195,031    SH    DEFINED       N/A           195,031
PROVIDENCE SVC CORP            COM              743815102  $ 3,026    143,352    SH    DEFINED       N/A           143,352
ARABIAN AMERN DEV CO           COM              038465100  $ 2,088    363,680    SH    DEFINED       N/A           363,680
TNS INC                        COM              872960109  $ 2,877    120,082    SH    DEFINED       N/A           120,082
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206  $ 2,605    107,200    SH    DEFINED       N/A           107,200
WEATHERFORD INTERNATIONAL LT   COM              G95089101  $ 2,326     46,900    SH    DEFINED       N/A            46,900
BIRNER DENTAL MGMT SERVICES    COM NEW          091283200  $ 1,402     82,473    SH    DEFINED       N/A            82,473
CENTRAL SECS CORP              COM              155123102  $ 2,474     95,900    SH    DEFINED       N/A            95,900
MARATHON ACQUISITION CORP      COM              565756103  $ 1,916    245,054    SH    DEFINED       N/A           245,054
NORTH AMERN INS LEADERS INC    COM              65687M104  $   793    100,000    SH    DEFINED       N/A           100,000
GRANAHAN MCCOURT ACQ CORP      COM              385034103  $ 1,042    128,000    SH    DEFINED       N/A           128,000
NTR ACQUISTION CO              COM              629415100  $   492     50,779    SH    DEFINED       N/A            50,779
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  $ 4,484     99,277    SH    DEFINED       N/A            99,277
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803  $ 3,347    146,100    SH    DEFINED       N/A           146,100
HILLTOP HOLDINGS INC           COM              432748101  $ 2,703    262,177    SH    DEFINED       N/A           262,177
WESTMORELAND COAL CO           COM              960878106  $ 2,415    114,400    SH    DEFINED       N/A           114,400
HERCULES TECH GROWTH CAP INC   COM              427096508  $ 1,511    169,152    SH    DEFINED       N/A           169,152
TELECOMMUNICATION SYS INC      CL A             87929J103  $ 1,543    333,279    SH    DEFINED       N/A           333,279
ALLIS-CHALMERS ENERGY INC      COM PAR $.01NW   019645506  $ 1,571     88,270    SH    DEFINED       N/A            88,270
AXT INC                        COM              00246W103  $   532    126,897    SH    DEFINED       N/A           126,897
CRAWFORD & CO                  CL B             224633107  $ 1,111    139,036    SH    DEFINED       N/A           139,036
CORVEL CORP                    COM              221006109  $ 2,020     59,637    SH    DEFINED       N/A            59,637
INDUSTRIAL SERVICES OF AMERICA COM              456314103  $ 1,829    114,795    SH    DEFINED       N/A           114,795
MARATHON ACQUISITION CORP      *W EXP 08/24/201 565756111  $   270    299,525    SH    DEFINED       N/A           299,525
MARKET VECTORS ETF TR          COAL ETF         57060U837  $ 1,436     24,767    SH    DEFINED       N/A            24,767
NATIONAL COAL CORP             COM NEW          632381208  $   889    100,200    SH    DEFINED       N/A           100,200
NATURAL GAS SERVICES GROUP     COM              63886Q109  $ 1,268     41,589    SH    DEFINED       N/A            41,589
NORTHGATE MINERALS CORP        COM              666416102  $ 1,474    536,075    SH    DEFINED       N/A           536,075

                                                                         Column 5                                 Column 8
                                                          Column 4 -------------------  Column 6  Column 7    Voting Authority
           Column 1                Column 2      Column 3   Value    Shrs or  Sh/ Put/ Investment   Other  ---------------------
        Name of Issuer          Title of Class    CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
------------------------------ ---------------- --------- -------- ---------- -------- ---------- -------- ---- ---------- -----
ORION ENERGY SYSTEMS INC       COM              686275108  $   850     84,951    SH    DEFINED       N/A            84,951
PANHANDLE OIL & GAS INC        CL A             698477106  $ 1,031     30,450    SH    DEFINED       N/A            30,450
UNION DRILLING INC             COM              90653P105  $ 2,237    103,171    SH    DEFINED       N/A           103,171
WALTER INDUSTRIES INC          COM              93317Q105  $   979      9,000    SH    DEFINED       N/A             9,000
POWERSHARES EXCHANGE TRADED FD DYN OIL SVCS     73935X625  $ 1,372     40,900    SH    DEFINED       N/A            40,900
NOBEL LEARNING CMNTYS INC      COM              654889104  $24,905  1,768,213    SH    DEFINED       N/A         1,768,213
ATRICURE INC                   COM              04963C209  $11,089  1,026,721    SH    DEFINED       N/A         1,026,721
MASIMO CORP                    COM              574795100  $28,678    834,890    SH    DEFINED       N/A           834,890
AMERICAN PUBLIC EDUCATION IN   COM              02913V103  $28,637    733,540    SH    DEFINED       N/A           733,540
CIBT EDUCATION GROUP INC       COM              17163Y102  $20,155 10,894,558    SH    DEFINED       N/A        10,894,558
PET DRX CORPORATION            COM              715813101  $ 7,321  2,028,039    SH    DEFINED       N/A         2,028,039